FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [Abstract]
FINANCIAL RISK MANAGEMENT
NOTE 22 - FINANCIAL RISK MANAGEMENT
The Group’s financial risk management strategy focuses on minimizing the cash flow impacts of volatility in foreign currency exchange rates and metal prices, while maintaining the financial flexibility the Group requires in order to successfully execute the Group’s business strategy.
Due to Constellium’s capital structure and the nature of its operations, the Group is exposed to the following financial risks: (i) market risk including foreign exchange, commodity price and interest rate risks; (ii) credit risk and (iii) liquidity and capital management risk.
The Group's financial institution counterparties may require margin calls should the mark-to-market of our derivatives hedging foreign exchange and commodity price risks exceed a pre-agreed contractual limit. In order to protect from potential margin calls for significant market movements, the Group enters into derivatives with a large number of financial counterparties and monitors margin requirements on a daily basis. In addition, the Group (i) ensures that financial counterparts hedging transactional exposure are also hedging foreign currency loan and deposit exposures and (ii) holds a significant liquidity buffer in cash or in availability under its various borrowing facilities.
22.1 Foreign exchange risk
Net assets, earnings and cash flows are influenced by multiple currencies due to the geographic diversity of sales and the countries in which the Group operates.
Constellium has the following foreign exchange risk: i) transaction exposures, which include commercial transactions related to forecasted sales and purchases and on-balance sheet receivables/payables resulting from such transactions and financing transactions related to external and internal net debt, and ii) translation exposures, which relate to net investments in foreign entities that are converted in Euros in the Consolidated Financial Statements.
i. Commercial transaction exposures
The Group policy is to hedge committed and highly probable forecasted foreign currency operational transactions. The Group uses foreign exchange forwards and foreign exchange swaps for this purpose.
The following tables outline the nominal value (converted to millions of Euros at the closing rate) of derivatives for Constellium’s most significant foreign exchange exposures at December 31, 2020.

Forward derivative sales	Maturity Year	Less than 1 year	Over 1 year
USD/EUR	2021-2025	508	246
EUR/CHF	2021-2024	82	26
EUR/CZK	2021	21	—
Other currencies	2021	6	—

Forward derivative purchases	Maturity Year	Less than 1 year	Over 1 year
USD/EUR	2021-2024	624	61
EUR/CHF	2021-2025	128	44
EUR/CZK	2021-2022	85	29
Other currencies	2021	—	—
The Group has agreed to supply a major customer with fabricated metal products from a Euro functional currency entity and invoices in U.S. Dollars. The Group entered into significant foreign exchange derivatives that matched related highly probable future conversion sales. The Group designates these derivatives for hedge accounting, with a total nominal amount of $330 million and $233 million at December 31, 2020 and December 31, 2019 respectively, with maturities ranging from 2021 to 2025.
The table below details the effect of foreign currency derivatives in the Consolidated Income Statement and the Consolidated Statement of Comprehensive Income / (Loss):

		Year ended December 31,
(in millions of Euros)	Notes	2020	2019	2018
Derivatives that do not qualify for hedge accounting
Included in Other gains and losses - net
Realized (losses) / gains on foreign currency derivatives - net	9	(4)	7	7
Unrealized (losses) / gains on foreign currency derivatives - net (A)	9	(9)	2	(1)
Derivatives that qualify for hedge accounting
Included in Other comprehensive income / (loss)
Unrealized gains / (losses) on foreign currency derivatives - net		20	(15)	(23)
Gains / (losses) reclassified from cash flow hedge reserve to Consolidated Income Statement		6	7	(2)
Included in Revenue (B)
Realized (losses) / gains on foreign currency derivatives - net	9	(7)	(6)	4
Unrealized gains / (losses) on foreign currency derivatives - net	9	1	(1)	(2)
Derivatives discontinued from hedge accounting
Included in Other gains and losses - net
Losses reclassified from OCI as a result of hedge accounting discontinuation (C)	9	(6)	—	—
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized.
(B)Derivatives that qualify for hedge accounting are included in Revenue when the related customer invoices have been issued.
(C)In the year ended December 31, 2020, we determined that a portion of the hedged forecasted sales for 2020 and 2021, to which hedge accounting was applied, was no longer expected to occur. As a result, the fair value of the related derivatives accumulated in equity was reclassified in the Consolidated Income Statement and resulted a €6 million loss.
ii. Financing transaction exposures
When the Group enters into intercompany loans and deposits, the financing is generally provided in the functional currency of the subsidiary. The foreign currency exposure of the Group’s external funding and liquid assets is systematically hedged either naturally through external foreign currency loans and deposits or through cross-currency basis swaps and simple foreign currency swaps.
At December 31, 2020, the net position hedged related to loans and deposits was $518 million versus the Euro. This comprised of a forward purchase of $565 million versus the Euro using cross-currency basis swaps, and a forward sale of $47 million versus the Euro using simple foreign exchange forward contracts.

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Derivatives
Included in Finance costs - net
Realized gains on foreign currency derivatives - net	7	9	5
Unrealized (losses) / gains on foreign currency derivatives - net	(39)	4	23
Total	(32)	13	28
In accordance with the Group policy, total realized and unrealized gains or losses on foreign currency derivatives are expected to offset the net foreign exchange result related to financing activities, both included in Finance costs - net.
Net debt derivatives settled during the year are presented in Other financing activities in the Consolidated Statement of Cash Flows.
Foreign exchange sensitivity on commercial and financing transaction exposures
The largest exposures of the Group are related to the Euro/U.S. Dollar exchange rate. The table below summarizes the impact on profit and equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro for non U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
Trade receivables	2
Trade payables	(2)
Derivatives on commercial transactions (A)	23	(30)
Net commercial transaction exposure	23	(30)
Cash in Bank and intercompany loans	123
Borrowings	(170)
Derivatives on financing transactions	47
Net financing transaction exposure	—	—
Total	23	(30)
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized. The impact on pretax equity of €30 million relates to derivatives hedging future sales spread from 2021 to 2025 which are designated as cash flow hedges.
The amounts shown in the table above may not be indicative of future results since the balances of financial assets and liabilities may change.
iii. Translation exposures
Foreign exchange impacts related to the translation of net investments in foreign subsidiaries from functional currency to Euro, and of the related revenues and expenses, are not hedged as the Group operates in these various countries on permanent basis except as described below.
In June 2018, the Group entered into forward contracts with a nominal amount of CHF174 million to hedge the currency risk associated with the translation of the net assets of its Swiss operations into the Group’s presentation currency. The Group designated these derivatives as a net investment hedge. A loss of €3 million related to these forward contracts was included in Currency translation differences within Other comprehensive income since 2019.
Foreign exchange sensitivity on translation exposures
The exposure relates to foreign currency translation of net investments in foreign subsidiaries and arises mainly from operations conducted by U.S. Dollar functional currency subsidiaries.
The table below summarizes the impact on profit and equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro (on average rate for profit before tax and closing rate for pretax equity) for U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
10% strengthening U.S. Dollar/Euro	3	30
The amounts shown in the table above may not be indicative of future results since the balances of financial assets and liabilities may change.
iv. Foreign exchange margin calls
At December 31, 2020, the margin requirement related to foreign exchange hedges amounted to €3 million paid as collateral to counterparties. At December 31, 2019, the margin requirement related to foreign exchange hedges was not material and the Group was not exposed to material margin call risk.
22.2 Commodity price risk
The Group is subject to the effects of market fluctuations in the price of aluminium, which is the Group’s primary metal input and a significant component of its output. The Group is also exposed to variation in regional premiums and in the price of zinc, natural gas, silver and copper but in a less significant way.
The Group policy is to minimize exposure to aluminium price volatility by passing through the aluminium price risk to customers and using derivatives where necessary. For most of its aluminium price exposure, sales and purchases of aluminium are converted to be on the same floating basis and then the same quantities are bought and sold at the same market price. The Group also purchases fixed price aluminium forwards to offset the exposure of LME volatility on its fixed price sales agreements for the supply of metal.
The Group also purchases fixed price copper, aluminium premium, silver and zinc forwards to offset the commodity exposure where sales contracts have embedded fixed price agreements for these commodities.
In addition, the Group also purchases natural gas fixed price forwards to lock in energy costs where a fixed price purchase contract is not possible.
At December 31, 2020, the nominal amount of commodity derivatives is as follows:

(in millions of Euros)	Maturity	Less than 1 year	Over 1 year
Aluminium	2021-2024	238	30
Premium	2021-2025	7	6
Copper	2021-2022	4	4
Silver	2021	2	—
Natural gas	2021-2022	4	1
Zinc	2021-2023	4	5
The value of the contracts will fluctuate due to changes in market prices but our hedging strategy helps protect the Group’s margin on future conversion and fabrication activities. At December 31, 2020, these contracts were directly entered into with external counterparties.
The Group does not apply hedge accounting on commodity derivatives and therefore any mark-to-market movements are recognized in Other gains and losses - net.

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Derivatives
Included in Other gains and losses - net
Realized (losses) / gains on commodity derivatives - net	(31)	(56)	7
Unrealized gains / (losses) on commodity derivatives - net	25	31	(83)
Commodity price sensitivity: risks associated with derivatives
The net impact on earnings and equity of a 10% increase in the market price of aluminium, based on the aluminium derivatives held by the Group at December 31, 2020 (before tax), with all other variables held constant, was estimated to be a €27 million gain. The balances of such financial instruments may change in future years, and therefore these amounts may not be indicative of future results.
Commodity Margin Calls
At December 31, 2020 and 2019, there was no margin requirement related to aluminium or any other commodity hedges.
22.3 Interest rate risk
Interest rate risk refers to the risk that the value or cash flows of financial instruments with variable rates will fluctuate. The Group’s interest rate risk arises principally from borrowings. Borrowings issued at variable rates expose the Group to cash flow interest rate risk, which is partially offset by cash and cash equivalent deposits earning interest at variable interest rates. Borrowings issued at fixed rates expose the Group to fair value interest rate risk. At December 31, 2020, the Group’s borrowings were mainly at fixed rates.
Interest rate sensitivity: risks associated with variable-rate financial instruments
The impact on income before income tax of a 50 basis point increase or decrease in the LIBOR or EURIBOR interest rates, based on the variable rate financial instruments held by the Group at December 31, 2020 and 2019, with all other variables held constant, was estimated to be approximately €1 million for the years ended December 31, 2020, and 2019. However, the balances of such financial instruments may not remain constant in future years, and therefore these amounts may not be indicative of future results.
22.4 Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk with financial institutions and other parties as a result of cash-in-bank, cash deposits, mark-to-market on derivative transactions and customer trade receivables arising from the Group’s operating activities. The maximum exposure to credit risk for the year ended December 31, 2020 is the carrying value of each class of financial asset as described in NOTE 21 - Financial Instruments. The Group does not generally hold any collateral as security.
i. Credit risk related to transactions with financial institutions
Credit risk with financial institutions is managed by the Group’s Treasury department in accordance with a Board approved policy. Management is not aware of any significant risks associated with financial institutions as a result of cash and cash equivalent deposits, including short-term investments and financial derivative transactions.
The number of financial counterparties is tabulated below showing our exposure to the counterparty by rating type (Parent company ratings from Moody’s Investor Services):

	At December 31,
	2020		2019
	Number of financial counterparties (A)	Exposure (in millions of Euros)	Number of financial counterparties (A)	Exposure (in millions of Euros)
Rated Aa or better	3	120	2	83
Rated A	8	282	9	81
Rated Baa	2	20	3	5
Total	13	422	14	169
(A)Financial counterparties for which the Group’s exposure is below €0.25 million have been excluded from the analysis.
ii. Credit risks related to customer trade receivables
The Group has a diverse customer base geographically and by industry. The responsibility for customer credit risk management rests with management. Payment terms vary and are set in accordance with practices in the different geographies and end-markets served. Credit limits are typically established based on internal or external rating criteria, which take into account such factors as the financial condition of the customers, their credit history and the risk associated with their industry segment.
Trade receivables are actively monitored and managed, at the business unit or site level. Business units report credit exposure information to Constellium management on a regular basis. Over 82% of the Group’s trade account receivables are insured by insurance companies rated A3 or better or sold to a factor on a non-recourse basis. In situations where collection risk is considered to be above acceptable levels, risk is mitigated through the use of advance payments, bank guarantees or letters of credit.
Historically, we have a very low level of customer default as a result of long history of dealing with our customer base and an active credit monitoring function. See NOTE 14 - Trade Receivables and Other for the aging of trade receivables.
22.5 Liquidity and capital risk management
The Group’s capital structure includes shareholder’s equity, borrowings and various third-party financing arrangements. Constellium’s total capital is defined as total equity plus net debt. Net debt includes borrowings due to third parties less cash and cash equivalents.
Constellium’s overriding objectives when managing capital are to safeguard the business as a going concern, to maximize returns for its owners and to maintain an optimal capital structure in order to minimize the weighted cost of capital.
All activities around cash funding, borrowings and financial instruments are centralized within Constellium’s Treasury department. Direct external funding or transactions with banks at the operating entity level are generally not permitted, and exceptions must be approved by Constellium’s Treasury department.
The liquidity requirements of the overall Company are funded by drawing on available credit facilities, while the internal management of liquidity is optimized by means of cash pooling agreements and/or intercompany loans and deposits between the Company’s operating entities and central Treasury.
At December 31, 2020, the borrowing base for the U.S revolving credit facilities, the French Inventory Facility, and the German Facilities were €396 million, €74 million, and €50 million, respectively. After deduction of amounts drawn and letters of credit, the Group had €514 million outstanding availability under these revolving credit facilities.
At December 31, 2020, liquidity was €981 million, comprised of €439 million of cash and cash equivalents and €542 million of available undrawn facilities, including the €514 million described above.
The tables below show undiscounted contractual financial assets and financial liabilities values by relevant maturity groupings based on the remaining periods from December 31, 2020 and 2019, respectively, to the contractual maturity date.

	At December 31,
	2020			2019
(in millions of Euros)	Less than 1 year	Between 1- 5 years	Over 5 years	Less than 1 year	Between 1 - 5 years	Over 5 years
Financial assets
Net debt derivatives	—	—	—	3	4	—
Net cash flows from derivative assets related to currencies and commodities	33	13	—	21	9	—
Total	33	13	—	24	13	—

		At December 31,
		2020			2019
(in millions of Euros)	Notes	Less than 1 year	Between 1 - 5 years	After 5 years	Less than 1 year	Between 1 - 5 Years	After 5 years
Financial liabilities
Borrowings (A)		10	1,089	1,093	139	589	1,438
Leases		41	110	94	40	113	88
Interest (B)		114	398	60	112	404	85
Net debt derivatives		10	30	—	4	—	—
Net cash flows from derivative liabilities related to currencies and commodities		32	7	—	31	25	—
Trade payables and other (excluding contract liabilities)	19	824	29	—	945	15	—
Total		1,031	1,663	1,247	1,271	1,146	1,611
(A)At December 31, 2019, borrowings include the Pan-U.S. ABL, which is considered short-term in nature and is included in the category “Less than 1 year”.
(B)Interest disclosed is an undiscounted forecasted interest amount that excludes interest on leases.